Note 6 - Related Party Transactions	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE
6
– RELATED PARTY TRANSACTIONS

On
March 31 2015
the company entered into a loan for
$150,000
with Cyrus Sajna, a related party. This loan matures on
March 31, 2019,
bears
no
interest, and can be paid in full at any time before the penalty deadline.

On
January 21, 2016,
the company borrowed
$35,000
f
rom a consultant to the company. The note is due in
2019
and bares
no
interest and can repaid at any time without a penalty. As of the date of this financial statement the balance due is
$35,000.

On
August 6, 2017
the Company entered into a
second
loan agreement with Cyrus Sajna for
$119,713.
The loan matures in
one
year from the date of issuance, bearing
no
interest, and be prepaid at any time.